GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Beginning Balance	$ 4,677,270	$ 4,417,315
Acquisitions	5,103,489	373,167
Divestiture	(235,376)	(100,354)
Impairment	(31,772)	(689)
Assets held for sale		(3,607)
Foreign currency translation and other	3,532	(8,562)
Ending Balance	9,517,143	4,677,270
Owned Sports Properties [Member]
Goodwill [Line Items]
Beginning Balance	2,674,038	2,741,048
Acquisitions	5,063,775	25,585
Divestiture	0	(91,964)
Impairment	0	0
Assets held for sale		0
Foreign currency translation and other	71	(631)
Ending Balance	7,737,884	2,674,038
Events, Experiences & Rights [Member]
Goodwill [Line Items]
Beginning Balance	1,504,976	1,176,905
Acquisitions	20,539	347,582
Divestiture	(235,376)	(8,390)
Impairment	(31,772)	(689)
Assets held for sale		(3,607)
Foreign currency translation and other	3,526	(6,825)
Ending Balance	1,261,893	1,504,976
Representation [Member]
Goodwill [Line Items]
Beginning Balance	498,256	499,362
Acquisitions	19,175	0
Divestiture	0	0
Impairment	0	0
Assets held for sale		0
Foreign currency translation and other	(65)	(1,106)
Ending Balance	$ 517,366	$ 498,256